Taxation - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Tax Credit Carryforward [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%
Effective period of certificate	3 years	3 years
Withholding income tax rate	10.00%	10.00%
Undistributed earnings	¥ 1,023,628,000				$ 160,630
Impact from tax uncertainties			¥ 0	¥ 0
Income tax examination, description	In general, the tax authorities have five to seven years to conduct examinations of the tax filings of the Group’s subsidiaries.	In general, the tax authorities have five to seven years to conduct examinations of the tax filings of the Group’s subsidiaries.
Income tax examination years under examination	2016 2017 2018 2019 2020 2021	2016 2017 2018 2019 2020 2021
Unrecognized tax benefits	¥ 63,643,000		¥ 4,478,000		9,987
Deferred tax assets related to tax loss carry forwards	63,643,000				9,987
Interest expense on unrecognized tax benefits	2,729,000	$ 428
Accrued interest expense on unrecognized tax benefits	¥ 3,288,000				516
Earliest Tax Year
Tax Credit Carryforward [Line Items]
Time period that tax authorities could conduct examinations of entity tax filings	5 years	5 years
Latest Tax Year
Tax Credit Carryforward [Line Items]
Time period that tax authorities could conduct examinations of entity tax filings	7 years	7 years
PRC and Malaysia
Tax Credit Carryforward [Line Items]
Operating loss	¥ 362,461,000				$ 56,878
PRC
Tax Credit Carryforward [Line Items]
Tax losses carry forward duration	5 years	5 years
Tax loss carry forward extended duration	10 years	10 years
Operating loss carryforwards expiration year	2023	2023
Malaysia
Tax Credit Carryforward [Line Items]
Tax losses carry forward duration	7 years	7 years
Operating loss carryforwards expiration year	2024	2024
Malaysia
Tax Credit Carryforward [Line Items]
Statutory income tax rate	24.00%	24.00%